Shareholders' Equity (Tables)	6 Months Ended
Jun. 30, 2026
Shareholders’ Equity [Abstract]
Schedule of Issued and Outstanding

The following table presents the number of authorized and issued and outstanding shares as of each reporting date for each class of shares:

	June 30, 2026		December 31, 2025
	Authorized	Issued and Outstanding	Authorized	Issued and Outstanding
Ordinary shares	100,000,000	70,061,338	100,000,000	69,590,228
Total	100,000,000	70,061,338	100,000,000	69,590,228